Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements Inputs	Dec. 31, 2023	Aug. 15, 2023
Redemption Price [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Fair Value Measurement Inputs	10.61	10.43
Stock price [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Fair Value Measurement Inputs	8.32	10.49
Volatility [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Fair Value Measurement Inputs	53	56
Term [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Fair Value Measurement Inputs	2.62	3
Risk-free rate [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Fair Value Measurement Inputs	4.09	4.64